UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Q2) - USD ($)	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total	Class B Common Stock [Member]
Beginning balance at Mar. 15, 2021	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 15, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A Common Stock to redemption value	$ 0	(24,310)	(11,275,244)	(11,299,554)
Net income (Loss)	0	0	(381,894)	(381,894)	$ (261,335)
Ending balance at Dec. 31, 2021	$ 690	0	(6,245,863)	(6,245,173)
Ending balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)	$ 0	0	(466,910)	(466,910)
Ending balance at Mar. 31, 2022	$ 690	0	(6,712,773)	(6,712,083)
Ending balance (in shares) at Mar. 31, 2022	6,900,000
Beginning balance at Dec. 31, 2021	$ 690	0	(6,245,863)	(6,245,173)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				(623,050)	(124,610)
Ending balance at Jun. 30, 2022	$ 690	0	(7,010,509)	(7,009,819)
Ending balance (in shares) at Jun. 30, 2022	6,900,000
Beginning balance at Dec. 31, 2021	$ 690	0	(6,245,863)	(6,245,173)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				(375,430)
Ending balance at Sep. 30, 2022				(7,292,555)
Beginning balance at Dec. 31, 2021	$ 690	0	(6,245,863)	(6,245,173)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A Common Stock to redemption value		0	(2,929,019)	(2,929,019)
Net income (Loss)	$ 0	0	1,550,733	1,550,733	310,147
Ending balance at Dec. 31, 2022	$ 690	0	2,035,850	2,036,540
Ending balance (in shares) at Dec. 31, 2022	6,900,000
Beginning balance at Mar. 31, 2022	$ 690	0	(6,712,773)	(6,712,083)
Beginning balance (in shares) at Mar. 31, 2022	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A Common Stock to redemption value		0	(141,596)	(141,596)
Net income (Loss)	$ 0	0	(156,141)	(156,141)	(31,228)
Ending balance at Jun. 30, 2022	$ 690	0	(7,010,509)	(7,009,819)
Ending balance (in shares) at Jun. 30, 2022	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				247,619
Ending balance at Sep. 30, 2022				(7,292,555)
Beginning balance at Dec. 31, 2022	$ 690	0	2,035,850	2,036,540
Beginning balance (in shares) at Dec. 31, 2022	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A Common Stock to redemption value		0	(2,353,363)	(2,353,363)
Net income (Loss)	$ 0	0	1,879,261	1,879,261
Ending balance at Mar. 31, 2023	$ 690	0	1,561,748	1,562,438
Ending balance (in shares) at Mar. 31, 2023	6,900,000
Beginning balance at Dec. 31, 2022	$ 690	0	2,035,850	2,036,540
Beginning balance (in shares) at Dec. 31, 2022	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				3,149,581	734,425
Ending balance at Jun. 30, 2023	$ 690	0	(1,788,337)	(1,787,647)
Ending balance (in shares) at Jun. 30, 2023	6,900,000
Beginning balance at Mar. 31, 2023	$ 690	0	1,561,748	1,562,438
Beginning balance (in shares) at Mar. 31, 2023	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A Common Stock to redemption value		0	(2,410,447)	(2,410,447)
Net income (Loss)	$ 0	0	1,270,320	1,270,320	$ 354,361
Excise tax on Class A Common Stock redemptions		0	(2,209,958)	(2,209,958)
Ending balance at Jun. 30, 2023	$ 690	$ 0	$ (1,788,337)	$ (1,787,647)
Ending balance (in shares) at Jun. 30, 2023	6,900,000